[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 05, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn:      Office of Filings, Information & Consumer Services

RE: GAMCO	Global Series Funds, Inc. (the “Company”)

      (File Nos. 33-66262 and 811-07896)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Class AAA Shares and Statement of Additional Information for the above named Company do not differ from that contained in Post-Effective Amendment No. 33 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-162343).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan